Earnings per CPO/Share	12 Months Ended
Dec. 31, 2020
Earnings per CPO/Share
Earnings per CPO/Share

25.Earnings per CPO/Share

At December 31, 2020 and 2019, the weighted average of outstanding total shares, CPOs and Series “A”, Series “B”, Series “D” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2020	2019
Total Shares	330,685,559	338,375,192
CPOs	2,351,464	2,412,794
Shares not in the form of CPO units:
Series “A” Shares	55,563,596	56,077,584
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Basic earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2020, 2019 and 2018, are presented as follows:

	2020				2019				2018
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	(0.44)	Ps.	0.00	Ps.	1.60	Ps.	0.01	Ps.	2.07	Ps.	0.02

(*) Series “A”, “B”, “D”  and  “L”  Shares not in the form of CPO units.

Diluted earnings per CPO and per Share attributable to stockholders of the Company calculated in connection with CPOs and shares in the LTRP, are as follows:

	2020	2019
Total Shares	352,237,926	354,827,433
CPOs	2,486,783	2,508,916
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Diluted earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2020, 2019 and 2018, are presented as follows:

	2020				2019				2018
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	(0.41)	Ps.	0.00	Ps.	1.53	Ps.	0.01	Ps.	1.96	Ps.	0.02

(*) Series “A”, “B”, “D” and “L”  Shares not in the form of CPO units.